Share capital (Tables)	9 Months Ended
Sep. 30, 2020
Share capital
Schedule of changes in options

		September 30, 2020
	Number of options	Weighted average exercise price
Options outstanding, beginning	12,908,315	$2.07
Options granted	1,495,000	4.51
Options exercised	(160,171)	0.60
Options expired and forfeited	(762,706)	2.10
Options cancelled	(105,000)	8.45
Options outstanding, ending	13,375,438	$2.18

Schedule of details of options outstanding

	Weighted average	Number of options	Number of options
Exercise price	contractual life	outstanding	exercisable
$0.30	1.70	2,164,773	2,164,773
$0.80	1.88	474,711	474,711
$2.00	1.85	263,434	247,533
$1.80 USD	6.05	120,000	110,000
$1.91 USD	6.19	5,050,000	2,254,449
$2.45 USD	5.85	1,250,000	1,250,000
$2.53 USD	5.86	131,818	131,818
$2.62 USD	1.73	700,000	262,500
$3.40 USD	4.69	1,228,182	1,228,182
$3.41 USD	6.81	1,458,750	509,580
$5.00 USD	1.84	347,834	347,834
$6.18 USD	4.86	38,544	27,088
$9.60 USD	4.08	147,392	105,893
		13,375,438	9,114,361

Schedule of changes in warrants

	September 30, 2020		December 31, 2019
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	20,603,396	$4.64	22,369,718	$5.03
Warrants issued	—	—	—	—
Warrants exercised	(1,648,065)	3.07	(1,116,322)	3.26
Warrants expired	—	—	(650,000)	19.93
Warrants outstanding, ending	18,955,331	$4.84	20,603,396	$4.64

Schedule of details in warrants outstanding

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$0.80 CAD - $16.00 CAD	1.09 years	10,711,309
$2.00 USD - $24.00 USD	3.33 years	3,742,654
Transferable Warrants
$4.25 USD	2.85 years	4,501,368
Warrants outstanding, ending	1.95 years	18,955,331

Schedule of changes in deferred share units

	September 30, 2020
	Number of options	Weighted average exercise price
DSUs outstanding, beginning	—	$—
DSUs granted	44,623	4.51
DSUs exercised	—	—
DSUs outstanding, ending	44,623	$4.51

Schedule of details of deferred share units outstanding

			Number of DSUs
Exercise price	Weighted average contractual life	Number of DSUs outstanding	exercisable
$3.41 USD	9.81	44,623	44,623

Schedule of changes in restricted share units

	September 30, 2020
	Number of options	Weighted average exercise price
RSUs outstanding, beginning	—	$—
RSUs granted	507,849	4.55
RSUs exercised	—	—

RSUs outstanding, ending	507,849	$4.55

Schedule of details of restricted share units outstanding

Exercise price	Weighted average contractual life	Number of RSUs outstanding	Number of RSUs exercisable
$3.44 USD	9.81	507,849	—